Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 448,578
Deposits eligible for early redemption without penalty	31,584	$ 30,852
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	66,496	63,925
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	490,126	492,404
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 49,903	$ 55,705